Equity Incentive Plans - Status of the Company's Restricted Share Awards (Details) - $ / shares				12 Months Ended
	Dec. 13, 2024	Mar. 06, 2024	May 01, 2023	Dec. 31, 2025	Dec. 31, 2024
Weighted Average Grant Date Fair Value
Granted (USD per share)	$ 16.23	$ 16.93	$ 16.49
Ending balance (in dollars per share)				$ 16.14
Northfield Bancorp, Inc. [Member] | Restricted Stock Awards
Number of Restricted Shares
Beginning balance (in shares)				337,774	286,803
Granted (in shares)				238,186	198,911
Vested (shares)				(184,309)	(134,484)
Forfeited (shares)				(18,493)	(13,456)
Ending balance (in shares)				373,158	337,774
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)				$ 13.71	$ 14.4
Granted (USD per share)				11.66	13.2
Vested (USD per share)				13.9	14.49
Forfeited (USD per share)				12.54	13.71
Ending balance (in dollars per share)				$ 12.36	$ 13.71
Northfield Bancorp, Inc. [Member] | Performance Stock Awards
Number of Restricted Shares
Beginning balance (in shares)				93,608	74,923
Granted (in shares)				59,735	43,672
Vested (shares)				0	(14,794)
Forfeited (shares)				(20,631)	(10,193)
Ending balance (in shares)				132,712	93,608
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)				$ 14.19	$ 14.09
Granted (USD per share)				11.66	13.31
Vested (USD per share)				0	12.36
Forfeited (USD per share)				15.78	12.36
Ending balance (in dollars per share)				$ 12.8	$ 14.19